UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/15 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Aerospace and defense (2.1%)

BAE Systems PLC (United Kingdom)		486,166	$3,707,765

General Dynamics Corp.		37,600	5,008,696

Northrop Grumman Corp.		62,900	9,872,155

			18,588,616
Airlines (1.5%)

American Airlines Group, Inc.		123,600	6,066,288

Spirit Airlines, Inc.(NON)		90,400	6,702,256

			12,768,544
Automobiles (0.9%)

Yamaha Motor Co., Ltd. (Japan)		362,600	7,960,646

			7,960,646
Banks (3.7%)

Bank of America Corp.		267,100	4,046,565

Bank of Ireland (Ireland)(NON)		27,599,047	8,342,811

ING Groep NV GDR (Netherlands)(NON)		486,795	6,056,251

Metro Bank PLC (acquired 1/15/14, cost $2,776,744) (Private) (United Kingdom)(F)(RES)(NON)		130,448	2,615,652

Natixis SA (France)		1,181,612	7,524,264

TSB Banking Group PLC (United Kingdom)(NON)(S)		1,001,974	4,024,103

			32,609,646
Beverages (1.3%)

Anheuser-Busch InBev NV ADR (Belgium)		48,400	5,908,188

Britvic PLC (United Kingdom)		509,031	5,392,662

			11,300,850
Biotechnology (2.1%)

Alkermes PLC(NON)		83,300	6,018,425

Celgene Corp.(NON)		56,300	6,708,708

Gilead Sciences, Inc.(NON)		51,700	5,419,711

			18,146,844
Building products (2.0%)

Assa Abloy AB Class B (Sweden)		203,609	11,110,895

Fortune Brands Home & Security, Inc.		149,471	6,694,806

			17,805,701
Capital markets (2.5%)

Charles Schwab Corp. (The)		180,600	4,691,988

E*Trade Financial Corp.(NON)		393,900	9,079,395

Morgan Stanley		247,100	8,354,451

			22,125,834
Chemicals (4.6%)

Air Products & Chemicals, Inc.		27,600	4,018,836

Akzo Nobel NV (Netherlands)		68,910	4,976,657

Axiall Corp.		94,429	4,178,483

Huntsman Corp.		154,000	3,381,840

Monsanto Co.		83,900	9,898,522

Sherwin-Williams Co. (The)		19,500	5,289,765

Symrise AG (Germany)		80,915	5,311,711

Tronox, Ltd. Class A		153,181	3,238,246

			40,294,060
Commercial services and supplies (0.4%)

Regus PLC (United Kingdom)		1,045,062	3,175,001

			3,175,001
Construction and engineering (0.4%)

Mota-Engil Africa NV (Angola)(NON)		60,402	419,859

Mota-Engil SGPS SA (Portugal)(S)		845,316	2,598,764

			3,018,623
Containers and packaging (1.4%)

MeadWestvaco Corp.		111,200	5,591,136

Sealed Air Corp.		172,500	6,986,250

			12,577,386
Diversified consumer services (0.4%)

G8 Education, Ltd. (Australia)		1,028,386	3,339,028

			3,339,028
Diversified financial services (2.8%)

Challenger, Ltd. (Australia)		2,234,542	10,854,916

CME Group, Inc.		102,100	8,709,130

Eurazeo SA (France)		72,253	5,075,449

			24,639,495
Diversified telecommunication services (1.6%)

Com Hem Holding AB (Sweden)(NON)		587,939	4,544,386

Koninklijke (Royal) KPN NV (Netherlands)		1,646,600	5,094,357

Telecom Italia SpA RSP (Italy)		4,981,776	4,711,565

			14,350,308
Electric utilities (0.8%)

Exelon Corp.		179,700	6,476,388

			6,476,388
Electronic equipment, instruments, and components (1.2%)

Hitachi, Ltd. (Japan)		862,000	6,518,445

Murata Manufacturing Co., Ltd. (Japan)		40,500	4,369,716

			10,888,161
Energy equipment and services (1.5%)

Ezion Holdings, Ltd. (Singapore)		6,355,040	6,010,760

Halliburton Co.		184,100	7,362,159

			13,372,919
Food products (2.5%)

Hershey Co. (The)		60,200	6,153,042

Nestle SA (Switzerland)		126,510	9,690,276

Pinnacle Foods, Inc.		161,400	5,805,558

			21,648,876
Health-care equipment and supplies (0.5%)

Cooper Cos., Inc. (The)		27,000	4,256,550

			4,256,550
Health-care providers and services (3.3%)

Capital Senior Living Corp.(NON)		210,153	5,016,352

Cardinal Health, Inc.		69,400	5,773,386

Catamaran Corp.(NON)		117,700	5,874,407

China Pioneer Pharma Holdings, Ltd. (China)(S)		2,665,000	1,975,267

LifePoint Hospitals, Inc.(NON)		78,500	5,121,340

Universal Health Services, Inc. Class B		54,000	5,536,620

			29,297,372
Hotels, restaurants, and leisure (3.1%)

Dalata Hotel Group PLC (Ireland)(NON)		944,937	3,119,369

Grand Korea Leisure Co., Ltd. (South Korea)		48,843	1,777,965

Hilton Worldwide Holdings, Inc.(NON)		167,771	4,357,013

NH Hotel Group SA (Spain)(NON)		702,940	3,472,783

Thomas Cook Group PLC (United Kingdom)(NON)		4,188,678	8,062,840

TUI AG (Germany)(NON)		375,281	6,489,054

			27,279,024
Household durables (3.4%)

Coway Co., Ltd. (South Korea)		58,049	4,643,373

Panasonic Corp. (Japan)		476,800	5,407,698

PulteGroup, Inc.		298,300	6,141,997

Standard Pacific Corp.(NON)		457,735	3,213,300

Techtronic Industries Co., Ltd. (Hong Kong)		1,538,000	5,029,178

Whirlpool Corp.		26,900	5,355,252

			29,790,798
Independent power and renewable electricity producers (1.7%)

Calpine Corp.(NON)		399,900	8,349,912

NRG Energy, Inc.		276,600	6,820,956

			15,170,868
Industrial conglomerates (1.5%)

Toshiba Corp. (Japan)		3,384,000	13,542,925

			13,542,925
Insurance (6.9%)

Admiral Group PLC (United Kingdom)		241,321	5,255,676

American International Group, Inc.		243,323	11,891,195

Assured Guaranty, Ltd.		269,100	6,571,422

Delta Lloyd NV (Netherlands)		182,713	3,460,852

Genworth Financial, Inc. Class A(NON)		700,300	4,888,094

Hartford Financial Services Group, Inc. (The)		435,900	16,956,510

Prudential PLC (United Kingdom)		320,291	7,790,957

St James's Place PLC (United Kingdom)		322,525	4,153,685

			60,968,391
Internet and catalog retail (1.2%)

Amazon.com, Inc.(NON)		17,100	6,062,463

FabFurnish GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		13	11

Global Fashion Holding SA (acquired 8/2/13, cost $855,718) (Private) (Brazil)(F)(RES)(NON)		20,200	474,184

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		13	11

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)		5	4

Zalando SE (Germany)(NON)		75,851	2,053,481

Zalando SE (acquired 9/30/13, cost $1,479,680) (Private) (Germany)(F)(RES)(NON)		61,710	1,506,217

			10,096,371
Internet software and services (3.6%)

AOL, Inc.(NON)		175,300	7,581,725

Facebook, Inc. Class A(NON)		79,200	6,012,072

Google, Inc. Class C(NON)		22,502	12,027,769

Telecity Group PLC (United Kingdom)		426,553	5,534,370

			31,155,936
IT Services (1.7%)

Computer Sciences Corp.		74,400	4,514,592

Visa, Inc. Class A		39,900	10,170,909

			14,685,501
Leisure products (0.7%)

Brunswick Corp.		105,600	5,731,968

			5,731,968
Machinery (0.6%)

Pall Corp.		56,500	5,466,940

			5,466,940
Media (4.5%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		495,120	7,273,901

Charter Communications, Inc. Class A(NON)		21,700	3,279,196

Comcast Corp. Class A		88,400	4,698,018

DISH Network Corp. Class A(NON)		75,400	5,304,390

Global Mediacom Tbk PT (Indonesia)		33,949,400	4,935,669

Liberty Global PLC Ser. A (United Kingdom)(NON)		124,100	5,797,952

Live Nation Entertainment, Inc.(NON)		142,700	3,391,979

Mediaset SpA (Italy)(NON)		1,056,467	4,798,289

			39,479,394
Multi-utilities (0.6%)

Veolia Environnement SA (France)		309,064	5,660,656

			5,660,656
Multiline retail (0.2%)

Mitra Adiperkasa Tbk PT (Indonesia)		3,027,800	1,397,839

			1,397,839
Oil, gas, and consumable fuels (3.8%)

Anadarko Petroleum Corp.		81,000	6,621,750

BG Group PLC (United Kingdom)		413,515	5,510,190

Cabot Oil & Gas Corp.		208,300	5,519,950

Exxon Mobil Corp.		80,900	7,072,278

Gaztransport Et Technigaz SA (France)		74,663	4,223,606

Genel Energy PLC (United Kingdom)(NON)		264,412	2,491,301

Origin Energy, Ltd. (Australia)		278,280	2,306,915

			33,745,990
Paper and forest products (0.5%)

Boise Cascade Co.(NON)		101,400	4,100,616

			4,100,616
Personal products (1.0%)

Coty, Inc. Class A(NON)		246,400	4,686,528

Estee Lauder Cos., Inc. (The) Class A		61,400	4,334,226

			9,020,754
Pharmaceuticals (7.5%)

Astellas Pharma, Inc. (Japan)		774,800	11,925,261

AstraZeneca PLC (United Kingdom)		153,983	10,950,489

Impax Laboratories, Inc.(NON)		193,600	7,099,312

Jazz Pharmaceuticals PLC(NON)		32,100	5,435,814

Mylan, Inc.(NON)		87,000	4,624,050

Novartis AG (Switzerland)		99,527	9,704,121

Sanofi (France)		49,184	4,531,037

Shionogi & Co., Ltd. (Japan)		174,100	5,234,556

Valeant Pharmaceuticals International, Inc.(NON)		42,200	6,750,734

			66,255,374
Professional services (0.4%)

Experian PLC (United Kingdom)		201,993	3,563,092

			3,563,092
Real estate investment trusts (REITs) (1.2%)

Altisource Residential Corp.		138,847	2,500,634

Hibernia REIT PLC (Ireland)		6,254,122	7,868,614

			10,369,248
Real estate management and development (2.4%)

Howard Hughes Corp. (The)(NON)		35,700	4,663,491

Kennedy-Wilson Holdings, Inc.		211,000	5,610,490

RE/MAX Holdings, Inc. Class A		191,857	6,385,001

Sumitomo Realty & Development Co., Ltd. (Japan)		132,000	4,207,215

			20,866,197
Road and rail (0.6%)

Union Pacific Corp.		46,700	5,473,707

			5,473,707
Semiconductors and semiconductor equipment (3.5%)

Applied Materials, Inc.		299,900	6,849,716

Lam Research Corp.		64,100	4,899,804

Micron Technology, Inc.(NON)		355,600	10,406,634

SK Hynix, Inc. (South Korea)(NON)		98,990	4,268,275

Sumco Corp. (Japan)(S)		245,500	4,139,223

			30,563,652
Software (1.2%)

Activision Blizzard, Inc.		170,900	3,570,956

Fidessa Group PLC (United Kingdom)		105,162	3,794,332

TiVo, Inc.(NON)		301,600	3,154,736

			10,520,024
Specialty retail (2.3%)

Home Depot, Inc. (The)		63,500	6,630,670

Industria de Diseno Textil (Inditex) SA (Spain)		202,388	5,970,099

Lowe's Cos., Inc.		94,000	6,369,440

Tile Shop Holdings, Inc.(NON)(S)		195,182	1,584,878

			20,555,087
Technology hardware, storage, and peripherals (0.6%)

Samsung Electronics Co., Ltd. (South Korea)		4,455	5,506,459

			5,506,459
Textiles, apparel, and luxury goods (1.0%)

Luxottica Group SpA (Italy)		151,936	9,035,357

			9,035,357
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.		269,600	4,248,896

			4,248,896
Tobacco (2.8%)

Imperial Tobacco Group PLC (United Kingdom)		167,528	7,870,045

Japan Tobacco, Inc. (Japan)		528,900	14,370,292

Philip Morris International, Inc.		28,765	2,308,104

			24,548,441
Wireless telecommunication services (1.7%)

Bharti Infratel, Ltd. (India)		898,951	5,251,662

Vodafone Group PLC ADR (United Kingdom)		285,981	10,046,513

			15,298,175

Total common stocks (cost $803,333,040)			$862,738,528

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes
0.375%, June 30, 2015(i)		$380,000	$380,589
0.875%, September 15, 2016(i)		317,000	320,662
1.500%, October 31, 2019(i)		132,000	134,534
0.625%, August 31, 2017(i)		124,000	124,172
0.875%, October 15, 2017(i)		112,000	112,788
1.000%, May 31, 2018(i)		151,000	151,765

Total U.S. treasury Obligations (cost $1,224,510)			$1,224,510

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	Shares	9,236,445	$9,236,445

Putnam Short Term Investment Fund 0.10%(AFF)	Shares	9,975,542	9,975,542

SSgA Prime Money Market Fund Class N 0.01%(P)	Shares	1,230,000	1,230,000

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015		$241,000	240,934

U.S. Treasury Bills with an effective yield of 0.08%, May 28, 2015		110,000	109,994

U.S. Treasury Bills with an effective yield of 0.04%, April 9, 2015(SEGSF)		470,000	469,996

U.S. Treasury Bills with an effective yield of 0.03%, April 16, 2015		350,000	349,995

U.S. Treasury Bills with an effective yield of zero%, February 19, 2015		2,000	2,000

Total short-term investments (cost $21,614,785)			$21,614,906

TOTAL INVESTMENTS

Total investments (cost $826,172,335)(b)			$885,577,944

FORWARD CURRENCY CONTRACTS at 1/31/15 (aggregate face value $134,451,616) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Hong Kong Dollar	Buy	2/13/15	$7,242,672	$7,240,937	$1,735
	Japanese Yen	Buy	2/13/15	2,800,146	2,891,832	(91,686)
	Singapore Dollar	Sell	2/13/15	178,326	187,111	8,785
	Swiss Franc	Buy	3/18/15	7,457,728	7,101,535	356,193
Citibank, N.A.
	Australian Dollar	Buy	4/15/15	1,206,780	1,248,797	(42,017)
	Canadian Dollar	Buy	4/15/15	2,936,314	3,161,994	(225,680)
	Danish Krone	Buy	3/18/15	4,305,164	4,753,602	(448,438)
	Euro	Sell	3/18/15	8,441,565	9,334,948	893,383
	Japanese Yen	Sell	2/13/15	10,109,477	9,929,043	(180,434)
Credit Suisse International
	Canadian Dollar	Buy	4/15/15	6,124,933	6,595,855	(470,922)
	Swiss Franc	Sell	3/18/15	3,573,763	3,956,053	382,290
Deutsche Bank AG
	Australian Dollar	Buy	4/15/15	1,728,489	1,796,696	(68,207)
	British Pound	Sell	3/18/15	5,126,985	5,369,932	242,947
	Canadian Dollar	Buy	4/15/15	644,093	693,547	(49,454)
	Euro	Sell	3/18/15	7,013,385	7,588,977	575,592
HSBC Bank USA, National Association
	British Pound	Sell	3/18/15	12,472,115	13,031,487	559,372
	Canadian Dollar	Buy	4/15/15	2,014,676	2,169,641	(154,965)
	Euro	Sell	3/18/15	3,852,716	4,318,832	466,116
JPMorgan Chase Bank N.A.
	Euro	Sell	3/18/15	962,105	1,064,173	102,068
	Japanese Yen	Buy	2/13/15	2,530,909	2,465,837	65,072
	Norwegian Krone	Buy	3/18/15	2,161,043	2,233,612	(72,569)
	Singapore Dollar	Sell	2/13/15	1,024,359	1,096,099	71,740
	Swedish Krona	Sell	3/18/15	5,720,549	5,990,415	269,866
State Street Bank and Trust Co.
	Canadian Dollar	Buy	4/15/15	2,270,285	2,444,713	(174,428)
	Euro	Sell	3/18/15	913,610	1,010,333	96,723
	Israeli Shekel	Buy	4/15/15	2,093,582	2,082,062	11,520
	Japanese Yen	Buy	2/13/15	280,255	289,383	(9,128)
UBS AG
	British Pound	Sell	3/18/15	7,908,438	8,287,468	379,030
	Swiss Franc	Buy	3/18/15	8,112,951	7,725,560	387,391
WestPac Banking Corp.
	British Pound	Sell	3/18/15	6,188,852	6,466,453	277,601
	Canadian Dollar	Buy	4/15/15	1,786,744	1,924,689	(137,945)

Total						$3,021,551

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

		Upfront		Payments	Total return
Swap counterparty/		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

JPMorgan Chase Bank N.A.
baskets	36,877	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$27,741

Total		$—	$27,741

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $878,603,050.
(b)	The aggregate identified cost on a tax basis is $826,595,631, resulting in gross unrealized appreciation and depreciation of $116,030,464 and $57,048,151, respectively, or net unrealized appreciation of $58,982,313.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,596,079, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$36,501,807	$64,303,176	$90,829,441	$5,309	$9,975,542
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $9,236,445, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,712,354.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $164,659 to cover certain derivative contracts and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.7%
	United Kingdom	11.4
	Japan	8.9
	France	3.1
	Netherlands	2.2
	Switzerland	2.2
	Ireland	2.2
	Italy	2.1
	Spain	1.9
	Australia	1.9
	South Korea	1.9
	Sweden	1.8
	Germany	1.8
	Indonesia	0.7
	Singapore	0.7
	Belgium	0.7
	India	0.6
	Hong Kong	0.6
	Other	0.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $836,877 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $167,131 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $40,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$74,407,570	$78,277,515	$1,980,427
Consumer staples	29,195,646	37,323,275	—
Energy	26,576,137	20,542,772	—
Financials	98,597,262	74,614,793	2,615,652
Health care	73,635,409	44,320,731	—
Industrials	45,284,848	38,118,301	—
Information technology	69,188,913	34,130,820	—
Materials	46,683,694	10,288,368	—
Telecommunication services	10,046,513	19,601,970	—
Utilities	21,647,256	5,660,656	—
Total common stocks	495,263,248	362,879,201	4,596,079
U.S. treasury obligations	—	1,224,510	—
Short-term investments	11,205,542	10,409,364	—

Totals by level	$506,468,790	$374,513,075	$4,596,079

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,021,551	$—
Total return swap contracts	—	27,741	—

Totals by level	$—	$3,049,292	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$5,147,424	$2,125,873
Equity contracts	27,741	—

Total	$5,175,165	$2,125,873

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$197,100,000
OTC total return swap contracts (notional)		$3,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	–	–	–	–	–	27,741	–	–	–	27,741
	Forward currency contracts#	366,713	893,383	382,290	818,539	1,025,488	508,746	108,243	766,421	277,601	5,147,424

	Total Assets	$366,713	$893,383	$382,290	$818,539	$1,025,488	$536,487	$108,243	$766,421	$277,601	$5,175,165

	Liabilities:
	OTC Total return swap contracts*#	–	–	–	–	–	–	–	–	–	–
	Forward currency contracts#	91,686	896,569	470,922	117,661	154,965	72,569	183,556	–	137,945	2,125,873

	Total Liabilities	$91,686	$896,569	$470,922	$117,661	$154,965	$72,569	$183,556	$–	$137,945	$2,125,873

	Total Financial and Derivative Net Assets	$275,027	$(3,186)	$(88,632)	$700,878	$870,523	$463,918	$(75,313)	$766,421	$139,656	$3,049,292
	Total collateral received (pledged)##†	$275,027	$140,000	$(40,000)	$680,000	$801,708	$410,000	$–	$766,421	$–
	Net amount	$–	$(143,186)	$(48,632)	$20,878	$68,815	$53,918	$(75,313)	$–	$139,656

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015